EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.59

TPR Firm:	Report Date:	4/11/2025
Client Name: EFMT Sponsor LLC	Report:	Final Tape Compare
Deal Name: EFMT 2025-INV2	Loans in report:	2

Incenter Loan ID	Client Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	System Source	Reviewer Data	Tape Data
XXX	1975368	XXX		XXX	Property Type	propertyValuationPage	Two to Four Unit	Single Family Detached